                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS ? SEPTEMBER 30, 2005 (UNAUDITED)

     PRINCIPAL                               DESCRIPTION
     AMOUNT IN                                   AND                                                    COUPON
     THOUSANDS                              MATURITY DATE                                                RATE            VALUE
----------------------------------------------------------------------------------------------------------------------------------

                        MORTGAGE-BACKED SECURITIES (26.1%)
                        Government National Mortgage Assoc. I  (23.8%)
           $209,200     *                                                                                 5.00%     $207,042,625
              5,995     08/20/34                                                                          5.25          6,049,169
              2,326     08/20/34                                                                          5.50          2,368,405
             32,864     02/15/28 - 09/20/34                                                               6.00         33,662,713
            187,250     *                                                                                 6.50        194,857,030
             42,737     03/15/14 - 07/15/31                                                               6.50         44,519,506
            100,641     04/15/17 - 03/15/27                                                               7.00        106,343,347
             36,992     01/15/06 - 10/15/31                                                               7.50         39,524,174
             11,988     10/15/16 - 09/15/31                                                               8.00         12,843,914
             19,918     05/15/16 - 11/15/24                                                               8.50         21,772,166
             15,644     10/15/08 - 08/15/21                                                               9.00         17,057,042
              9,573     10/15/09 - 12/15/20                                                               9.50         10,577,559
             12,470     11/15/09 - 11/15/20                                                              10.00         13,975,943
                 54     06/15/10 - 06/15/15                                                              12.50             60,649
                                                                                                                   ---------------
                                                                                                                      710,654,242
                                                                                                                   ---------------

                        Government National Mortgage Assoc. II  (2.2%)
             41,858     05/20/34                                                                          3.75         41,054,265
             19,492     4/20/35                                                                           4.00         19,229,629
              3,157     01/20/24 - 02/20/24                                                               6.50          3,277,752
              2,920     03/20/26 - 07/20/29                                                               7.00          3,058,917
                                                                                                                   ---------------
                                                                                                                       66,620,563
                                                                                                                   ---------------
                        Government National Mortgage Assoc. GPM I  (0.1%)
                609     09/15/13 - 07/15/15                                                              12.25            677,579
                                                                                                                   ---------------
                                                                                                                   ---------------

                        TOTAL MORTGAGE-BACKED SECURITIES
                        (Cost $762,592,082)                                                                           777,952,384
                                                                                                                   ---------------

                        U.S. GOVERNMENT OBLIGATIONS (47.1%)
                        U.S. Treasury Bonds (18.7%)
             19,500     08/15/29                                                                         6.125         23,746,593
             99,000     08/15/27                                                                         6.375        122,713,668
            153,000     02/15/27                                                                         6.625        194,274,198
             84,000     02/15/25                                                                         7.625        115,988,964
             65,725     08/15/20                                                                          8.75         95,144,693
              4,750     02/15/15                                                                         11.25          7,243,940
                                                                                                                   ---------------
                                                                                                                      559,112,056
                                                                                                                   ---------------
                        U.S. Treasury Notes (25.7%)
              5,000     05/31/06                                                                          2.50          4,951,760
            300,000     11/15/06                                                                          3.50        298,019,700
            365,000     02/15/13                                                                         3.875        355,718,415
             52,755     08/15/13                                                                          4.25         52,590,193
             55,000     05/15/14                                                                          4.75         56,680,085
                                                                                                                   ---------------
                                                                                                                      767,960,153
                                                                                                                   ---------------

                        U.S. Treasury Strips (2.7%)
            200,550     2/15/2025 - 02/15/27                                                              0.00         79,748,993
                                                                                                                   ---------------

                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                        (Cost $ 1,400,088,040)                                                                      1,406,821,202
                                                                                                                   ---------------

                        U.S. GOVERNMENT AGENCIES (8.5%)
                        Housing Urban Development Ser 99-A (1.2%)
             18,800     08/01/10                                                                          6.06         19,531,828
             15,290     08/01/11                                                                          6.16         15,912,731
                                                                                                                   ---------------
                                                                                                                       35,444,559
                                                                                                                   ---------------
                        Resolution Funding Corp. Zero Coupon Strips (7.3%)
             74,000     10/15/08                                                                          0.00         65,220,418
            138,134     01/15/12                                                                          0.00        105,717,127
             61,607     04/15/12                                                                          0.00         46,545,136
                                                                                                                   ---------------
                                                                                                                      217,482,681
                                                                                                                   ---------------
                        TOTAL U.S. GOVERNMENT AGENCIES
                        (Cost $243,593,990)                                                                           252,927,240
                                                                                                                   ---------------

                        U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE
                        OBLIGATIONS (1.4%)
                        Government National Mortgage Assoc.
             11,240     2003-10 MX (PAC)      06/20/28                                                    5.00         11,264,010
              9,328     2005-37 (IO)          11/16/32                                                    5.50          1,112,863
              3,054     1999-44 FP (PAC)      06/16/27                                                   4.172  ++      3,062,222
             24,430     2002-23 PE (PAC)      04/16/32                                                    6.50         25,676,294
                        TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                        (Cost $41,567,504)                                                                             41,115,389
                                                                                                                   ---------------

                         SHORT-TERM INVESTMENTS (25.6%)
                         U.S. TREASURY BILLS(A) (14.4%)
              1,950     10/06/05                                                                         2.700          1,949,268
             18,000     10/13/05                                                                         3.100         17,981,400
             75,000     11/25/05                                                                         3.345         74,616,718
              8,450     1/12/06+                                                                         3.350          8,370,582
             60,000     11/10/05                                                                         3.428         59,771,500
             40,400     11/17/05                                                                         3.431         40,219,034
             26,000     11/17/05                                                                         3.432         25,883,503
             20,000     11/10/05                                                                         3.435         19,923,667
             50,000     11/17/05                                                                         3.438         49,775,608
                610     02/16/06                                                                         3.630            601,635
             83,500     03/23/06                                                                         3.650         82,052,319
             50,000     02/16/06                                                                         3.681         49,304,700
                                                                                                                   ---------------
                                                                                                                      430,449,934
                                                                                                                   ---------------

                           U.S. TREASURY NOTES (11.2%)
             85,900     03/31/06                                                                          1.50         84,916,875
            214,875     02/28/06                                                                          1.63        213,003,439
             35,000     11/15/05                                                                          5.88         35,103,915
                                                                                                                   ---------------
                                                                                                                      333,024,229
                                                                                                                   ---------------
                          TOTAL SHORT-TERM INVESTMENTS
                        (Cost $763,595,643)                                                                           763,474,163
                                                                                                                   ---------------

                        TOTAL INVESTMENTS
                        (Cost $3,211,437,259) (b) (c)                                                    108.7%    3,242,290,378

                        LIABILITIES IN EXCESS OF OTHER ASSETS                                             (8.7)      (258,452,043)
                                                                                                      ---------    ---------------

                        NET ASSETS                                                                       100.0%   $2,983,838,335
                                                                                                      =========    ===============

-----------------------------------------------------------------
        GPM         Graduated Payment Mortgage.
        PAC         Planned Amortization Class.
        IO          Interest-only security.
         *          Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
                    the actual principal amount and maturity date will be
                    determined upon settlement.
         +          All or aportion of this security has been physically
                    segregated in connection with open futures contracts in an amount equal to $3,657,530.
         ++         Floating rate security, rate shown is the rate in effect at
                    September 30,2005 .
        (a)         Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
        (b)         Securities have been designated as collateral in an amount equal to $1,788,102,437 in connection with securities
                    purchased on a forward commitment basis and open futures
                    contracts.
        (c)         The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $52,434,633 and the aggregate gross unrealized depreciation is $21,581,514, resulting in net unrealized appreciation of $30,853,119.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2005:

                                                                                                                UNREALIZED
     NUMBER OF            LONG/                 DESCRIPTION/DELIVERY                UNDERLYING FACE           APPRECIATION/
     CONTRACTS            SHORT                    MONTH AND YEAR                   AMOUNT AT VALUE          (DEPRICIATION)
-------------------------------------------------------------------------------------------------------------------------------

       3189               Long                   U.S.Treasury Notes
                                               10 Year December 2005                     $350,540,875               ($3,308,364)
       4917               Short                  U.S.Treasury Notes
                                                5 Year December 2005                     (525,427,571)                4,642,466
       1125               Short                  U.S. Treasury Note
                                                2 Year December 2005                     (231,626,948)                1,470,167
       2315               Short                  U.S. Treasury Bond
                                               20 Year December 2005                     (264,850,469)                5,652,303
                                                                                                          ---------------------

                                                           Net unrealized appreciation.................              $8,456,572
                                                                                                           ====================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

                                                        EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.                I have reviewed this report on Form N-Q of Active Morgan
                  Stanley U.S. Government Securities Trust;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

                  (a)               Designed such disclosure controls and
                                    procedures, or caused such disclosure
                                    controls and procedures to be designed under
                                    our supervision, to ensure that material
                                    information relating to the registrant,
                                    including its consolidated subsidiaries, is
                                    made known to us by others within those
                                    entities, particularly during the period in
                                    which this report is being prepared;

                  (b)               Omitted;

                  (c)               Evaluated the effectiveness of the
                                    registrant's disclosure controls and
                                    procedures and presented in this report our
                                    conclusions about the effectiveness of the
                                    disclosure controls and procedures, as of a
                                    date within 90 days prior to the filing date
                                    of this report, based on such evaluation;
                                    and

                  (d)               Disclosed in this report any change in the
                                    registrant's internal control over financial
                                    reporting that occurred during the
                                    registrant's most recent fiscal quarter that
                                    has materially affected, or is reasonably
                                    likely to materially affect, the
                                    registrant's internal control over financial
                                    reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a)               All significant deficiencies and material
                                    weaknesses in the design or operation of
                                    internal control over financial reporting
                                    which are reasonably likely to adversely
                                    affect the registrant's ability to record,
                                    process, summarize, and report financial
                                    information; and

                  (b)               Any fraud, whether or not material, that
                                    involves management or other employees who
                                    have a significant role in the registrant's
                                    internal control over financial reporting.

Date: November 21, 2005
                                       /s/ Ronald E. Robison
                                       Ronald E. Robison
                                       Principal Executive Officer

                                       4

                                                              EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley U.S.
                  Government Securities Trust;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

                  (a)               Designed such disclosure controls and
                                    procedures, or caused such disclosure
                                    controls and procedures to be designed under
                                    our supervision, to ensure that material
                                    information relating to the registrant,
                                    including its consolidated subsidiaries, is
                                    made known to us by others within those
                                    entities, particularly during the period in
                                    which this report is being prepared;

                  (b)               Omitted;

                  (c)               Evaluated the effectiveness of the
                                    registrant's disclosure controls and
                                    procedures and presented in this report our
                                    conclusions about the effectiveness of the
                                    disclosure controls and procedures, as of a
                                    date within 90 days prior to the filing date
                                    of this report, based on such evaluation;
                                    and

                  (d)               Disclosed in this report any change in the
                                    registrant's internal control over financial
                                    reporting that occurred during the
                                    registrant's most recent fiscal quarter that
                                    has materially affected, or is reasonably
                                    likely to materially affect, the
                                    registrant's internal control over financial
                                    reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a)               All significant deficiencies and material
                                    weaknesses in the design or operation of
                                    internal control over financial reporting
                                    which are reasonably likely to adversely
                                    affect the registrant's ability to record,
                                    process, summarize, and report financial
                                    information; and

                  (b)               Any fraud, whether or not material, that
                                    involves management or other employees who
                                    have a significant role in the registrant's
                                    internal control over financial reporting.

Date: November 21, 2005
                                       /s/ Francis Smith
                                       Francis Smith
                                       Principal Financial Officer